Derivative Contracts - Fair Value of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	$ 1,402.3	$ 1,696.3
Cash collateral	3.4	2.9
Not Designated as Hedging Instrument | Interest rate swap
Derivatives, Fair Value [Line Items]
Initial and variation margin, posted	0.0	111.1
Not Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	21.5	8.1
Derivative, Notional Amount	803.1	687.3
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	(13.6)	(8.9)
Derivative, Notional Amount	599.2	1,009.0
Not Designated as Hedging Instrument | Liabilities Under Derivative Contracts | Interest rate swap
Derivatives, Fair Value [Line Items]
Fair Value	0.0	(78.3)
Derivative, Notional Amount	0.0	1,800.0	$ 1,800.0	$ 3,138.0
Designated as Hedging Instrument | Derivatives at Fair Value | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair Value	5.3	4.8
Derivative, Notional Amount	$ 90.6	$ 85.5